COST OF REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Provision for estimated loss on contract	$ 486,691
Analog VERSES Framework Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Provision for estimated loss on contract	$ 486,691